Financial Instruments - Exposure to Currency Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 23,321,693	₩ 21,942,685
Liabilities	26,650,935	29,060,967
Currency risk [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	4,215,151	5,007,649
Liabilities	5,940,380	6,636,065
Currency risk [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	552,630	463,110
Liabilities	454,072	550,235
Currency risk [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	165,356	45,975
Liabilities	709,318	821,403
Currency risk [member] | Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	220,723	219,444
Liabilities	₩ 117,632	₩ 286,112